Employee Benefits (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Text Block [Abstract]
Schedule of employee benefits
	Consolidated
	31 December	30 June
	2022	2022
Current	$	$

Long service leave	36,746	-
Employee benefits	581,725	383,236
	618,471	383,236

	Consolidated
	31 December	30 June
	2022	2022
Non-current	$	$

Long service leave	130,574	62,861